Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity

4. Shareholders’ Equity
Common stock
On May 15, 2014, Bankwell Financial Group, Inc. priced 2,702,703 common shares in its initial public offering (“IPO”) at $18.00 per share, and on May 15, 2014, Bankwell common shares began trading on the Nasdaq Stock Market (ticker symbol: BWFG). The Company issued a total of 2,702,703 common shares in its IPO, which closed on May 20, 2014. The net proceeds from the IPO were approximately $44.9 million, after deducting the underwriting discount of approximately $2.5 million and approximately $1.3 million of expenses.
Between 2007 and 2013, four private placements for the sale of common stock were completed for the purpose of capitalizing the Company and allowing for continued growth. The private placement offerings were in addition to the initial and secondary offerings completed in 2002 and 2007, respectively. A total of 3,429,623 shares were issued and net proceeds of $47.8 million were received in connection with these offerings.
Preferred stock
In 2011, the Company elected to participate in the U.S. Treasury’s Small Business Lending Fund Program (“SBLF”). The SBLF is a $30 billion fund established under the Small Business Jobs Act of 2010 to encourage lending to small businesses by providing Tier 1 capital to qualified community banks with assets of less than $10 billion. The SBLF is intended to expend the ability to lend to small businesses, in order to help stimulate the economy and promote job growth. The transaction resulted in net capital proceeds to the Company of $5.9 million, of which at least 90% was invested in the Banks as Tier 1 Capital.
The Series C Preferred stock pays noncumulative dividends. The dividend rate on the Series C Preferred Stock for the initial ten quarterly dividend periods, commencing with the period ended September 30, 2011 and ending with the period ended December 31, 2013, is determined each quarter based on the increase in the Banks’ Qualified Small Business Lending over a baseline amount. The Company has paid dividends at a rate of 1.0% since issuance. For the eleventh quarterly dividend payment through four and one-half years after its issuance, the dividend rate on the Series C Preferred Stock will be fixed at the rate in effect at the end of the ninth quarterly dividend period. In the second quarter of 2016, four and one-half years from its issuance, the dividend rate will be fixed at 9.0% per annum.

The Series C Preferred Stock has no maturity date and ranks senior to the Company’s common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Series C Preferred Stock is non-voting, other than voting rights on matters that could adversely affect the Series C Preferred Stock, and is redeemable at any time by the Company, subject to the approval of its federal banking regulator. The redemption price is the aggregate liquidation preference of the SBLF Preferred Stock plus accrued but unpaid dividends and pro rata portion of any lending incentive fee. All redemptions must be in an amount at least equal to 25% of the number of originally issued shares of SBLF Preferred Stock, or 100% of the then-outstanding shares if less than 25% of the number of shares originally issued. In connection with the IPO, the U.S. Treasury exercised its piggyback registration rights under the SBLF and the Series C Preferred Stock held by the U.S. Treasury was registered under the Securities Act of 1933, as amended.
Warrants
The secondary offering and the first private placement offering each call for the issuance of Units. Each Unit issued pursuant to these two offerings represented one share of common stock and one non-transferable Warrant. The Warrants were exercisable at any time from and including October 1, 2009 and prior to or on November 30, 2009, unless extended or accelerated by the board of directors in their discretion. The board of directors has extended the exercise period to October 1, 2014 through December 1, 2014. Each Warrant allows a holder to purchase .3221 shares of Common Stock at an exercise price of $14.00 per share. None of the warrants have been exercised as of March 31, 2014. Assuming that all of the Warrants issued are exercised in full during the exercise period, the Company would receive $4.3 million in gross capital and issue 304,640 shares of common stock. A total of 945,789 units were sold generating gross capital of $17.2 million.
Dividends
The Company’s shareholders are entitled to dividends when and if declared by the board of directors, out of funds legally available. Connecticut law prohibits the Company from paying cash dividends except from its net profits, which are defined by state statutes.
The payment of dividends is subject to additional restrictions in connection with preferred stock issued in August 2011 to the Treasury Department’s Small Business Lending Fund (“SBLF”).
For the three months ended March 31, 2014 and 2013, the Company declared and paid cash dividends on preferred stock of $27 thousand. To date, the Company has not declared or paid dividends on its common stock, nor has it repurchased any of its common stock.

  14.  Stockholders’ Equity
Earnings per share
Basic earnings per share (“EPS”) is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or converted into common stock or resulted in the issuance of common stock that then shared in earnings. Unvested share-based payment awards, which include the right to receive non-forfeitable dividends, are considered to participate with common stock in undistributed earnings for purposes of computing EPS.
The Company’s unvested restricted stock awards are participating securities, and therefore, are included in the computation of both basic and diluted earnings per common share. EPS is calculated using the two-class method, under which calculations (1) exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities and (2) exclude from the denominator the dilutive impact of the participating securities.
The following is a reconciliation of earnings available to common stockholders and basic weighted-average common shares outstanding to diluted weighted average common shares outstanding, reflecting the application of the two-class method:

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands, except per share data)
Net income	$5,161	$1,214	$2,204
Preferred stock dividends and net accretion	(111)	(132)	(206)
Dividends and undistributed earnings allocated to participating securities	(89)	—	—
Net income available to common shareholders	$4,961	$1,082	$1,998
Weighted average shares outstanding, basic	3,395	2,768	2,757
Effect of dilutive equity-based awards	56	97	54
Weighted average shares outstanding, diluted	3,451	2,865	2,811
Net earnings per common share:
Basic earnings per common share	$1.46	$0.39	$0.72
Diluted earnings per common share	1.44	0.38	0.71

Equity award plans
The Company has five equity award plans (shown below), which are collectively referred to as the “Plan”.
On June 25, 2003, the Company’s shareholders approved The Bank of New Canaan Bank Management, Director and Founder Stock Option Plan under which both incentive and non qualified common stock options may be granted. At inception, there were 152,200 shares of common stock reserved for issuance under this plan.
On July 26, 2006, the Company’s shareholders approved The 2006 Bank of New Canaan Stock Option Plan under which both incentive and non qualified common stock options may be granted. At inception, there were 47,800 shares of common stock reserved for issuance under this plan.
On June 27, 2007, the Company’s shareholders approved The 2007 Bank of New Canaan Stock Option and Equity Award Plan under which both incentive and non qualified common stock options and other equity awards may be granted. At inception, there were 165,244 shares of common stock reserved for issuance under this plan.
On June 22, 2011, the Company’s shareholders approved the 2011 BNC Financial Group, Inc. Stock Option and Equity Award Plan. The plan includes consideration of grants from prior plans and imposes an overall cap on dilution to shareholders of 15% of the Company’s issued and outstanding shares as of January 1, 2011. At inception, there were 45,000 shares of common stock reserved for issuance under this plan.
On September 19, 2012, the Company’s shareholders adopted the 2012 BNC Financial Group, Inc. Stock Plan, or the “2012 Plan.” The plan includes consideration of grants from prior plans and 10% of the number of shares sold in the Company’s capital raise following the adoption of the 2012 Plan. On June 26, 2013, the Company’s shareholders adopted an amendment to the 2012 Plan, which provides for an aggregate number of shares reserved and available for issuance in the amount of an “overhang” of up to 12% on a going-forward basis. During 2013, the Company issued 897,513 shares of common stock in connection with its capital raise, thereby providing 89,751 shares of common stock to be reserved for issuance under the 2012 Plan.
Any future issuances of equity awards will be made under the 2012 Plan and/or any new plan adopted by the Company and its shareholders in the future. All equity awards made under the 2012 Plan are made by means of an award agreement, which contains the specific terms and conditions of the grant. At December 31, 2013, there were 49,840 shares reserved for future issuance under the 2012 Plan.
Share Options: As discussed in Note 1, the Company accounts for stock options based on the fair value at the date of grant over the vesting period of such awards on a straight line basis. For the years ended December 31, 2013, 2012, and 2011, the Company recorded expense related to options granted under the various plans of approximately $41 thousand, $82 thousand, and $76 thousand, respectively.
There were no options granted during the year ended December 31, 2013. The fair value of options granted during the years ended December 31, 2012 and 2011 were estimated at the grant date using the minimum value option-pricing model with the following weighted-average assumptions for the grants:

	Years Ended December 31,
	2012	2011
Weighted average expected lives, in years	7.5	7.5
Risk-free interest rate	1.81%	2.83%
Expected stock price volatility	35.00%	34.84%
Expected annual forfeiture rate	6.00%	10.76%

A summary of the status of outstanding stock options at December 31, 2013, 2012 and 2011, and changes during the periods then ended, were as follows:

	December 31,
	2013		2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of period	272,358	$15.23	277,558	$14.60	273,628	$14.58
Granted	—	—	9,650	15.00	10,000	15.00
Forfeited	(4,080)	17.42	(14,850)	13.13	(4,070)	16.20
Exercised	(46,640)	10.02	—	—	(2,000)	10.00
Expired	(13,070)	10.00	—	—	—
Options outstanding at end of period	208,568	16.67	272,358	15.23	277,558	14.60
Options exercisable at end of period	188,852	16.84	241,237	15.23	239,632	15.21
Weighted-average fair value of options granted during the period		N/A		$6.54		$5.81

Additional information concerning options outstanding and exercisable at December 31, 2013 is summarized as follows:

	Options Outstanding			Options Exercisable
Exercise Price Ranges	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
$ 0.00 to $10.00	18,885	0.36	$10.00	18,885	0.36	$10.00
$10.01 to $14.50	38,615	2.98	$13.39	33,925	2.57	$13.68
$14.51 to $16.00	39,970	4.42	$15.42	28,370	3.07	$15.60
$16.01 to $17.50	41,100	2.95	$17.50	41,100	2.95	$17.50
$17.51 to $20.81	69,998	3.96	$20.52	66,572	3.94	$20.51
	208,568	3.34	$16.67	188,852	2.99	$16.84

Total intrinsic value is the amount by which the fair value of the underlying stock exceeds the exercise price of an option on the exercise date. The total intrinsic value of share options exercised during the years ended December 31, 2013, 2012 and 2011 was $544 thousand, $0 and $8 thousand, respectively.
Restricted Stock: Restricted stock provides grantees with rights to shares of common stock upon completion of a service period and certain performance goals. Shares of unvested restricted stock are participating securities and considered outstanding. Restricted stock awards generally vest over one to five years. The following table presents the activity for restricted stock for the years ended December 31, 2013, 2012 and 2011.

	December 31,
	2013		2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	49,500	$15.00	30,000	$15.96	20,000	$16.92
Granted	87,456	16.38	49,500	15.00	15,000	15.00
Vested	(12,900)	14.92	(30,000)	15.96	(5,000)	16.92
Forfeited	(1,916)	15.95	—	—	—	—
Unvested at end of period	122,140	15.98	49,500	15.00	30,000	15.96

The Company’s restricted stock expense for the years ended December 31, 2013, 2012 and 2011 was $268 thousand, $481 thousand and $174 thousand, respectively.
Warrants
As discussed in Note 2, BNC’s October 26, 2006 Stock Offering and the July 10, 2007 Private Placement (the “Offerings”) call for the issuance of Units. Each Unit issued pursuant to the Offerings represented one share of common stock and one non-transferable Warrant. The Warrants were exercisable at any time from and including October 1, 2009 and prior to or on November 30, 2009, unless extended or accelerated by the board of directors in their discretion. The board of directors has extended the exercise period to October 1, 2014 through December 1, 2014. Each Warrant allows a holder to purchase .3221 shares of Common Stock at an exercise price of $14.00 per share. None of the warrants have been exercised as of December 31, 2013. Assuming that all of the Warrants issued are exercised in full during the exercise period, the Company would receive $4,264,941 in gross capital and issue 304,640 shares of common stock. A total of 945,789 units were sold generating gross capital of $17,191,202.